Financial Instruments (Details) - Schedule of financial liabilities based on contractual undiscounted payments - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables	$ 4,406	$ 3,366
Related party payables	1,355	2,040
Total	5,761	5,406
Less than 3 months [Member]
Financial Instruments (Details) - Schedule of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables	2,873	2,620
Related party payables	1,355
Total	4,228	2,620
3 to 12 months [Member]
Financial Instruments (Details) - Schedule of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables	1,533	746
Related party payables		2,040
Total	$ 1,533	$ 2,786